Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Sales	$ 276,855	$ 257,437	$ 249,477
Other products (expenses), net	(1)	14	(3)
Earnings before income tax	15,511	13,700	17,616
Net result of discontinued operations	212	3,461	713
Discontinued Operations [member]
Disclosure of Discontinued Operations [line items]
Sales	503	2,235	9,445
Discontinued Operations [member] | Croatia [Member]
Disclosure of Discontinued Operations [line items]
Sales	503	2,235	9,445
Cost of sales and operating expenses	(495)	(2,257)	(8,983)
Other products (expenses), net	(1)	14	(3)
Financial expenses, net and others	(5)	0	(32)
Earnings before income tax	2	(8)	427
Income tax	(6)	(1)	(102)
Result of discontinued operations	(4)	(9)	325
Disposal result, withholding taxes and reclassification of currency translation effects	216	3,470	388
Net result of discontinued operations	$ 212	$ 3,461	$ 713